UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21694

MELLON OPTIMA L/S STRATEGY FUND, LLC

(Exact name of registrant as specified in charter)

BNY Mellon Financial Center

One Boston Place, 024-0071

Boston, Massachusetts 02108

(Address of principal executive offices) (Zip code)

Peter M. Sullivan, Esq.

BNY Mellon Financial Center

One Boston Place, 024-0081

Boston, Massachusetts 02108

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 722-7000

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Item 1 — Schedule of Investments.

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2012 (Unaudited)

Investment Funds - United States	Cost	Value	Percentage of Net Assets	Liquidity	Redemption Notice Period (# of days)
Opportunistic
Bay Pond Partners, L.P.	$22,000,000	$21,638,518	4.4%	Semi-Annually †*	45
Espalier Global Partners, L.P.	20,000,000	20,611,854	4.2%	Quarterly (a)	30
Glenview Institutional Partners, L.P.	28,166,741	28,258,800	5.8%	Quarterly †	45
Karsh Capital II, L.P.	11,538,223	16,926,555	3.5%	Quarterly †	30
Kingdon Associates	11,067,177	14,462,153	3.0%	Quarterly †	30
Raptor Global Portfolio Liquidating Trust	158,368	132,354	0.0%	†† *
Raptor Private Holdings, L.P.	1,373,893	734,169	0.2%	^ *
SRS Partners Limited, Class B	15,000,000	14,835,482	3.0%	Quarterly (b)	60

	109,304,402	117,599,885	24.1%

Growth
Alydar QP Fund, L.P.	14,991,757	21,360,668	4.4%	Quarterly †	30
Conatus Capital Partners, L.P.	29,000,000	29,792,766	6.1%	Quarterly †	65
Highbridge Long/Short Equity Fund, L.P.	11,773,753	18,849,032	3.8%	Quarterly †	45
Maverick Fund USA, Ltd.	18,824,416	22,359,654	4.6%	Quarterly †	60
Pequot Partners Liquidating Trust	993,404	522,285	0.1%	†† *
Seligman Spectrum Focus Fund, LLC	20,000,000	21,772,736	4.5%	Monthly †	30

	95,583,330	114,657,141	23.5%

Value
Amici Qualified Associates, L.P.	14,948,921	21,183,449	4.4%	Quarterly †	45
Bay II Resource Partners, L.P.	20,500,000	27,517,083	5.7%	Quarterly †	45
Mulsanne Partners, L.P.	15,501,694	12,678,005	2.6%	Quarterly †	30
Pershing Square, L.P.	18,000,000	18,690,116	3.8%	Quarterly (c)	65
Scout Capital Partners II, L.P.	23,000,000	22,738,641	4.7%	Quarterly	45
SEG Partners II, L.P.	28,000,000	31,875,124	6.5%	Quarterly †	45
Southpoint Qualified Fund, L.P.	20,000,000	19,639,020	4.0%	Quarterly (d)	60

	139,950,615	154,321,438	31.7%

Global
Amiya Global Emerging Opportunities Fund, Ltd.	18,339,889	22,499,638	4.6%	Quarterly *	30
Artha Emerging Markets Fund, L.P.	20,000,000	18,662,881	3.8%	Quarterly (e)	60
Asian Century Quest Fund (QP), L.P.	12,598,257	16,506,426	3.4%	Quarterly †	45
Calypso Qualified Partners, L.P.	10,270,177	13,640,320	2.8%	Quarterly †	45
Miura Global Partners II, L.P.	20,000,000	22,576,445	4.7%	Monthly †	90

	81,208,323	93,885,710	19.3%

Total Investment Funds	426,046,670	480,464,174	98.6%

Affiliated Investment
Dreyfus Institutional Reserves Treasury Prime Fund	8,048,124	8,048,124	1.7%	Daily (f)

Total Investments	$434,094,794	488,512,298	100.3%

Other Liabilities in Excess of Assets		(1,392,107)	(0.3%)

Total Net Assets		$487,120,191	100.0%

Mellon Optima L/S Strategy Fund, LLC

Consolidated Schedule of Investments - June 30, 2012 (Unaudited)

(a)	Investment has a 1 year soft lock-up period with a 2% early withdrawal fee. $20 million was invested on 1/1/12.

(b)	Investment has a 1 year hard lock-up period. Subsequently, the investment has a soft lock-up period with a 5% early withdrawal fee. $15 million was invested on 5/1/12.

(c)	Up to 1/8 of the investment amount can be redeemed each quarter, essentially creating a gate that would require a minimum of eight quarters to fully withdraw. In addition, the investment may be subject to a gate if more than 20% of the net asset value of Pershing Square, L.P. is redeemed on the redemption date. $18 million was invested on 8/1/11.

(d)	Partners may withdraw 25% of their balance each quarter, essentially creating a gate that would require four calendar quarters to fully withdraw. $20 million was invested on 2/1/12.

(e)	75% of this investment may be subject to a gate.

(f)	Investment in affiliated money market mutual fund. The 7-day yield at 6/30/12 was 0.00%.

†	The investment amount has no lock-up or other redemption restrictions.

††	Illiquid investment. The investment is expected to liquidate over the next one to five years.

^	Illiquid investment. The investment is expected to liquidate over the next one to five years. Fair value determined by management in accordance with methodology approved by the Board of Directors.

*	Investment held by Mellon Optima 1099 Domestic Access Fund LLC.

Mellon Optima L/S Strategy Fund, LLC

June 30, 2012 (unaudited)

Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. Valuation of the Fund and its Investments

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, quoted prices for restricted securities, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

The asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of each calendar month and on any other date the Directors may designate in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

The Directors have approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of the end of each calendar month and on any other date the Directors may designate ordinarily is the value determined as of such date for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in an Investment Fund represents the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s capital was withdrawn from the Investment Fund at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. All valuations utilize financial information supplied by the Investment Funds and are net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or pursuant to the Investment Funds’ agreements. In the event that an Investment Fund does not report a value to the Fund on a timely basis at the end of each calendar month, the Fund determines the fair value of its interest in such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at the time the Fund values its portfolio. These investments are categorized within Level 3 of the fair value hierarchy.

Registered investment companies that are not traded on an exchange are valued at their net asset value and are categorized within Level 1 of the fair value hierarchy.

Short-term instruments with less than sixty days remaining to maturity are valued at amortized cost, which approximates market value. If the Fund acquires a short-term instrument with more than sixty days remaining to its maturity, it is valued at current market value until the sixtieth day prior to maturity and then is valued at amortized cost based on the value on such date unless the Board determines during such sixty-day period that amortized cost does not represent fair value. In both instances, these instruments are categorized within Level 2 of the fair value hierarchy.

Mellon Optima L/S Strategy Fund, LLC

June 30, 2012 (unaudited)

Significant Accounting Policies (continued):

A. Valuation of the Fund and its Investments (continued)

The following is a summary of the inputs used as of June 30, 2012 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
Investment Funds	$—	$—	$480,464,174	$480,464,174
Affiliated Mutual Fund	8,048,124	—	—	8,048,124

Total Investments in Securities	$8,048,124	$—	$480,464,174	$488,512,298

The Investment Funds have been disclosed by strategy in the Consolidated Schedule of Investments.

For the period ended June 30, 2012, there have been no significant changes to the Fund’s fair valuation methodology.

For the period ended June 30, 2012, there were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Adviser initiated efforts which could lead to a sale in the secondary market of its holdings of Raptor Global Portfolio Liquidating Trust and Raptor Private Holdings, L.P. (the “Raptor Liquidating Vehicles”). Any such sales may be effected at prices that are lower than the net asset values of the Raptor Liquidating Vehicles. Accordingly, the valuations of the Raptor Liquidating Vehicles reflected in these financial statements represent discounts from such net asset values and the prices anticipated by the Adviser that the Fund could receive in the event of a current sale in the secondary market.

Item 2 — Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b) There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MELLON OPTIMA L/S STRATEGY FUND, LLC

By:	/s/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date: August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JENNIFER L. CARNES
Jennifer L. Carnes
Treasurer and Chief Financial Officer

Date: August 29, 2012

By:	/S/ DAVID K. MOSSMAN
David K. Mossman
President and Chief Executive Officer

Date: August 29, 2012